Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (6,936,475)	$ (1,689,843)	$ (52,350,810)	$ (2,910,139)	$ (61,002,954)	$ (5,713,369)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation					8,327	664
Change in fair value of SAFE Notes	3,118,942	158,020	39,834,049	(337,331)	39,834,049	1,631,446
Stock-based compensation	227,673	1,105,865	5,664,449	1,138,575	8,424,803	1,171,287
Changes in operating assets and liabilities:
Prepaid expenses					(902,448)	(32,113)
Accounts payable					443,473	75,803
Accrued expenses					153,387	31,777
Accrued compensation					(9,832)	34,863
Net cash used in operating activities					(13,051,195)	(2,799,642)
Cash flows from investing activities:
Purchases of property and equipment					(43,436)	(2,657)
Net cash used in investing activities					(43,436)	(2,657)
Cash flows from financing activities:
Proceeds from exercise of restricted stock awards					1,098	5,392
Proceeds from SAFE Notes					2,993,800	8,590,000
Proceeds from 2025 Private Placement					30,000,000
Offering costs paid					(2,909,740)
Payment of related party loan						(10,000)
Net cash provided by financing activities					30,085,158	8,585,392
Net increase in cash and cash equivalents					16,990,527	5,783,093
Cash and cash equivalents, beginning of the year	$ 6,728,895	$ 945,802	$ 6,728,895	$ 945,802	6,728,895	945,802
Cash and cash equivalents, end of the year					23,719,422	6,728,895
Supplemental cash flow information:
Subscription of SAFE Notes						$ 110,000
Conversion of SAFE Notes into common stock					$ 53,511,234